SCHEDULE OF STOCK OPTION ISSUED DURING THE YEAR DECEMBER 31, 2020, 2021 AND 2022 (Details) - Equity Option [Member] - Semi Cab Inc [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Granted Shares	11,712,000
Outstanding Awards	11,597,000
Sudhir Narasimhamurthy [Member]
Granted Shares	25,000	50,000	180,000
Outstanding Awards	25,000	50,000	180,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	12,500	33,333	180,000
Unvested	12,500	16,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Kadandale Srinivas Sudheer [Member]
Granted Shares	50,000	100,000	600,000
Outstanding Awards	50,000	100,000	600,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	25,000	66,666	600,000
Unvested	25,000	33,334	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Vivek Sehgal [Member]
Granted Shares	100,000	200,000	4,000,000
Outstanding Awards	100,000	200,000	4,000,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vested Outstanding	50,000	133,333	4,000,000
Unvested	50,000	66,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Rajiv Saxena [Member]
Granted Shares			100,000
Outstanding Awards			100,000
Granted Date			Sep. 29, 2020
Exercise price			$ 0.06
Vesting Date			Sep. 29, 2020
Vested Outstanding			100,000
Unvested			0
Date Fully Vested			Sep. 29, 2023
Board Approval Date			Sep. 28, 2020
Expiration Date			Sep. 28, 2030
Harsha Bhat [Member]
Granted Shares	25,000	50,000	180,000
Outstanding Awards	25,000	50,000	180,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	12,500	33,333	180,000
Unvested	12,500	16,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Jagan Reddy [Member]
Granted Shares	100,000	200,000	4,000,000
Outstanding Awards	100,000	200,000	4,000,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	50,000	133,333	4,000,000
Unvested	50,000	66,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Siddayya S Ganjal [Member]
Granted Shares	25,000	50,000	180,000
Outstanding Awards	25,000	50,000	180,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	12,500	33,333	180,000
Unvested	12,500	16,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Sunil Arora [Member]
Granted Shares			90,000
Outstanding Awards			0
Granted Date			Sep. 29, 2020
Exercise price			$ 0.06
Vesting Date			Sep. 29, 2020
Vested Outstanding			0
Unvested			0
Date Fully Vested			Sep. 29, 2023
Board Approval Date			Sep. 28, 2020
Expiration Date			Sep. 28, 2030
Rajiv Virmani [Member]
Granted Shares			500,000
Outstanding Awards			500,000
Granted Date			Sep. 29, 2020
Exercise price			$ 0.06
Vesting Date			Sep. 29, 2020
Vested Outstanding			500,000
Unvested			0
Date Fully Vested			Sep. 29, 2023
Board Approval Date			Sep. 28, 2020
Expiration Date			Sep. 28, 2030
Sudhindra Shenoy [Member]
Granted Shares	25,000	50,000	180,000
Outstanding Awards	25,000	50,000	180,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	12,500	33,333	180,000
Unvested	12,500	16,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Antony Sunil [Member]
Granted Shares	25,000	50,000	90,000
Outstanding Awards	25,000	50,000	90,000
Granted Date	May 02, 2022	Aug. 12, 2021	Sep. 29, 2020
Exercise price	$ 0.05	$ 0.06	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021	Sep. 29, 2020
Vested Outstanding	12,500	33,333	90,000
Unvested	12,500	16,667	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025	Sep. 29, 2023
Board Approval Date	May 02, 2022	Aug. 12, 2021	Sep. 28, 2020
Expiration Date	May 01, 2032	Aug. 11, 2031	Sep. 28, 2030
Tuleeka Nandy [Member]
Granted Shares	15,000	15,000
Outstanding Awards	15,000	0
Granted Date	May 02, 2022	Aug. 12, 2021
Exercise price	$ 0.05	$ 0.06
Vesting Date	May 02, 2022	Sep. 01, 2021
Vested Outstanding	7,500	0
Unvested	7,500	0
Date Fully Vested	May 02, 2026	Sep. 01, 2025
Board Approval Date	May 02, 2022	Aug. 12, 2021
Expiration Date	May 01, 2032	Aug. 11, 2031
Robel Atnafu [Member]
Granted Shares		5,000
Outstanding Awards		0
Granted Date		Aug. 12, 2021
Exercise price		$ 0.06
Vesting Date		Sep. 01, 2021
Vested Outstanding		0
Unvested		0
Date Fully Vested		Sep. 01, 2025
Board Approval Date		Aug. 12, 2021
Expiration Date		Aug. 11, 2031
Guy Primus [Member]
Granted Shares		360,000
Outstanding Awards		360,000
Granted Date		Aug. 12, 2021
Exercise price		$ 0.06
Vesting Date		Sep. 01, 2021
Vested Outstanding		240,000
Unvested		120,000
Date Fully Vested		Sep. 01, 2025
Board Approval Date		Aug. 12, 2021
Expiration Date		Aug. 11, 2031
Samartha Gowda [Member]
Granted Shares	15,000
Outstanding Awards	15,000
Granted Date	May 02, 2022
Exercise price	$ 0.05
Vesting Date	May 02, 2022
Vested Outstanding	7,500
Unvested	7,500
Date Fully Vested	May 02, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 01, 2032
Alexandra Aiello [Member]
Granted Shares	2,500
Outstanding Awards	2,500
Granted Date	May 02, 2022
Exercise price	$ 0.05
Vesting Date	May 02, 2022
Vested Outstanding	1,250
Unvested	1,250
Date Fully Vested	May 02, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 01, 2032
Stephen Cabral [Member]
Granted Shares	5,000
Outstanding Awards	0
Granted Date	May 02, 2022
Exercise price	$ 0.05
Vesting Date	May 02, 2022
Vested Outstanding	0
Unvested	0
Date Fully Vested	May 02, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 01, 2032
Jonah Peti-Perrin [Member]
Granted Shares	2,500
Outstanding Awards	2,500
Granted Date	May 02, 2022
Exercise price	$ 0.05
Vesting Date	May 02, 2022
Vested Outstanding	1,250
Unvested	1,250
Date Fully Vested	May 02, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 01, 2032
Bryan Nella [Member]
Granted Shares	25,000
Outstanding Awards	25,000
Granted Date	May 02, 2022
Exercise price	$ 0.05
Vesting Date	May 02, 2022
Vested Outstanding	12,500
Unvested	12,500
Date Fully Vested	May 02, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 01, 2032
Mark Sink [Member]
Granted Shares	25,000
Outstanding Awards	25,000
Granted Date	May 16, 2022
Exercise price	$ 0.05
Vesting Date	May 16, 2022
Vested Outstanding	12,500
Unvested	12,500
Date Fully Vested	May 16, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 15, 2032
Koustav Choudhuri [Member]
Granted Shares	17,000
Outstanding Awards	17,000
Granted Date	May 16, 2022
Exercise price	$ 0.05
Vesting Date	May 16, 2022
Vested Outstanding	8,500
Unvested	8,500
Date Fully Vested	May 16, 2026
Board Approval Date	May 02, 2022
Expiration Date	May 15, 2032